Note 19 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	12 Months Ended			252 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 1994
Purchase Commitment, Remaining Minimum Amount Committed	$ 81.5	$ 82.2
Arezzo Revenue Agency [Member]
Loss Contingency, Estimate of Possible Loss					$ 12.0
EOS Claim From Principal Commissioner of Customs [Member] | EOS Power Panama Inc. [Member]
Customs Duties and Imposed Fines			$ 0.9			$ 1.4
Payment for Customs Duties and Imposed Fines and Penalties				$ 0.5
Indemnification Period (Year)			7 years
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 2.0	$ 4.6